Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Cash flows from operating activities
Net income	₩ 2,762,279	$ 2,323,977	₩ 1,515,249	₩ 2,037,596
Adjustments to net income
Income tax expense	924,766	778,030	486,002	685,453
Interest income	(9,894,749)	(8,324,709)	(9,523,853)	(10,576,770)
Interest expense	2,909,028	2,447,441	3,525,341	4,683,064
Dividend income	(309,211)	(260,147)	(138,543)	(107,959)
Adjustments to net income (sub-total)	(6,370,166)	(5,359,385)	(5,651,053)	(5,316,212)
Additions of expenses not involving cash outflows:
Loss on valuation of financial instruments at FVTPL	16,869	14,192	44,863	0
Loss on financial assets at FVTOCI	15,812	13,303	787	1,375
Impairment losses due to credit loss	536,838	451,656	784,371	374,244
Loss on other provisions	85,690	72,093	232,680	129,682
Retirement benefit	177,303	149,170	174,628	165,125
Depreciation and amortization	791,896	666,243	535,548	505,718
Net loss on foreign currency translation	109,668	92,266	191,504	0
Loss on derivatives (designated for hedge)	93,084	78,314	82,746	3,686
Loss on fair value hedge	1,947	1,638	68,508	86,214
Loss on valuation of investments in joint ventures and associates	19,816	16,672	24,525	19,778
Loss on disposal of investments in joint ventures and associates	174	146	0	0
Loss on disposal of premises and equipment, intangible assets and other assets	3,354	2,822	2,717	3,433
Impairment loss on premises and equipment, intangible assets and other assets	656	552	8,763	28,295
Additions of expenses not involving cash outflows (sub-total)	1,853,107	1,559,067	2,151,640	1,317,550
Deductions of income not involving cash inflows:
Gain on valuation of financial instruments at FVTPL	0	0	0	(246,175)
Gain on financial assets at FVTOCI	(48,436)	(40,750)	(24,925)	(12,390)
Gain on other provisions	(1,591)	(1,339)	(2,450)	(3,302)
Gain on derivatives (designated for hedge)	(61,271)	(51,549)	(67,395)	(126,651)
Gain on fair value hedge	(106,253)	(89,393)	(9,646)	(231)
Gain on valuation of investments in joint ventures and associates	(82,012)	(68,999)	(125,602)	(103,775)
Gain on disposal of investments in joint ventures and associates	(70,834)	(59,594)	(3,470)	0
Gain on disposal of premises and equipment, intangible assets and other assets	(51,083)	(42,977)	(9,715)	(1,632)
Reversal of impairment loss on premises and equipment, intangible assets and other assets	(166)	(140)	(172)	(103)
Profit from bargain purchase	0	0	(67,427)	0
Other income	(35,717)	(30,050)	(20,600)	0
Deductions of income not involving cash inflows (sub-total)	(457,363)	(384,791)	(331,402)	(494,259)
Changes in operating assets and liabilities:
Financial instruments at FVTPL	42,498	35,755	(875,076)	(506,772)
Loans and other financial assets at amortized cost	(38,020,109)	(31,987,304)	(22,763,192)	(11,265,714)
Other assets	(983,680)	(827,595)	(89,918)	86,237
Deposits due to customers	23,830,469	20,049,191	27,378,173	15,407,222
Provisions	(12,278)	(10,330)	(184,112)	(63,751)
Net defined benefit liability	(109,778)	(92,359)	(214,741)	(293,008)
Other financial liabilities	9,518,506	8,008,166	(2,694,701)	(4,719,399)
Other liabilities	67,802	57,044	(8,150)	30,693
Changes in operating assets and liabilities (sub-total)	(5,666,570)	(4,767,432)	548,283	(1,324,492)
Cash received (paid) from operating activities:
Interest income received	9,351,055	7,867,285	9,558,119	10,478,357
Interest expense paid	(3,016,841)	(2,538,146)	(4,008,001)	(4,383,916)
Dividends received	309,071	260,029	138,562	107,940
Income tax paid	(565,539)	(475,803)	(315,422)	(552,215)
Cash received from operating activities (sub-total)	6,077,746	5,113,365	5,373,258	5,650,166
Net cash inflow (outflow) from operating activities	(1,800,967)	(1,515,199)	3,605,975	1,870,349
Cash in-flows from investing activities [Abstract]
Disposal of financial instruments at FVTPL	10,361,751	8,717,610	6,605,483	11,357,056
Disposal of financial assets at FVTOCI	21,645,907	18,211,263	20,527,695	14,303,197
Redemption of securities at amortized cost	6,425,062	5,405,571	5,661,472	8,709,947
Disposal of investments in joint ventures and associates	195,758	164,696	410,940	30,098
Disposal of investment properties	0	0	353	193
Disposal of premises and equipment	2,890	2,431	22,828	13,343
Disposal of intangible assets	846	712	634	939
Disposal of assets held for sale	93,756	78,879	0	0
Net increase of other assets	66,305	55,785	26,642	0
Cash in-flows from investing activities (sub-total)	38,792,275	32,636,947	33,256,047	34,414,773
Cash out-flows from investing activities [Abstract]
Net cash out-flows of business combination	0	0	(313,058)	(296,813)
Net cash out-flows from obtaining control	(1,638)	(1,378)	0	0
Acquisition of financial instruments at FVTPL	(11,840,524)	(9,961,740)	(8,082,824)	(11,823,630)
Acquisition of financial assets at FVTOCI	(30,522,971)	(25,679,767)	(23,044,741)	(23,775,062)
Acquisition of securities at amortized cost	(6,435,692)	(5,414,515)	(2,380,448)	(6,092,078)
Acquisition of investments in joint ventures and associates	(400,172)	(336,675)	(550,619)	(389,096)
Acquisition of investment properties	0	0	(76,588)	(70,346)
Acquisition of premises and equipment	(119,255)	(100,332)	(149,341)	(429,547)
Acquisition of intangible assets	(138,882)	(116,845)	(114,854)	(126,342)
Cash out-flows from investing activities (sub-total)	(49,459,134)	(41,611,252)	(34,712,473)	(43,002,914)
Net cash outflow from investing activities	(10,666,859)	(8,974,305)	(1,456,426)	(8,588,141)
Cash in-flows from financing activities [Abstract]
Net cash in-flows from hedging activities	6,987	5,878	0	0
Net increase in borrowings	3,199,712	2,692,002	2,033,851	3,081,757
Issuance of debentures	32,674,966	27,490,296	23,082,798	25,510,713
Net increase of other liabilities	3,489	2,935	3,971	0
Issuance of hybrid securities	399,015	335,701	897,822	1,656,014
Retirement of treasury stocks	0	0	0	760,101
Paid-in capital increase on non-controlling interests	1,623	1,365	45,749	0
Net increase in non-controlling equity liabilities	10,685	8,990	0	0
Cash in-flows from financing activities (sub-total)	36,296,477	30,537,167	26,064,191	31,008,585
Cash out-flows from financing activities [Abstract]
Net cash out-flows from hedging activities	0	0	(5,409)	(5,520)
Redemption of debentures	(25,781,305)	(21,690,480)	(22,168,962)	(23,651,950)
Redemption of lease liabilities	(177,593)	(149,415)	(204,794)	(217,867)
New stock issue cost	(140)	(118)	0	(17,337)
Acquisition of treasury stocks	(3,757)	(3,161)	0	(184,164)
Dividends paid	(368,357)	(309,908)	(505,587)	(437,626)
Redemption of hybrid securities	(587,650)	(494,405)	(598,850)	(160,000)
Dividends paid on hybrid securities	(211,173)	(177,665)	(211,277)	(161,052)
Dividends paid to non-controlling interest	(9,391)	(7,901)	(2,071)	(2,014)
Changes in non-controlling interests	(81,410)	(68,492)	0	(50)
Cash out-flows from financing activities (sub-total)	(27,220,776)	(22,901,545)	(23,696,950)	(24,837,580)
Net cash inflow from financing activities	9,075,701	7,635,622	2,367,241	6,171,005
Net increase (decrease) in cash and cash equivalents	(3,392,125)	(2,853,882)	4,516,790	(546,787)
Cash and cash equivalents, beginning of the period	9,990,983	8,405,673	6,392,566	6,747,894
Effects of exchange rate changes on cash and cash equivalents	966,960	813,528	(918,373)	191,459
Cash and cash equivalents, end of the period	₩ 7,565,818	$ 6,365,319	₩ 9,990,983	₩ 6,392,566